Leases - Schedule of Disclosure in Tabular Form Of Expenses Relating to Payments not included (Detail) - CAD ($) $ in Thousands	9 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Presentation of leases for lessee [abstract]
Leases of low value assets	$ 10	$ 4
Variable lease payments	415	370
Measurement of the lease liability	$ 425	$ 374